March 16, 2009

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Lehman Brothers Income Funds
--	Neuberger Berman High Income Bond Fund (Class A, Class C, Class R2 and Class R3)
File Nos. 002-85229; 811-03802

Re: Request for Selective Review for Post-Effective Amendment No. 71

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Lehman Brothers Income Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (“PEA 71”) on behalf of Neuberger Berman High Income Bond Fund (“Fund”). PEA 71 includes a Class A and Class C prospectus (“Class A & C Prospectus”), a Class R2 and Class R3 prospectus (together, the “Prospectuses”) and a statement of additional information (“SAI”), relating to the Registrant’s issuance of Class A, Class C, Class R2 and Class R3 shares of the Fund. This transmission includes a conformed signature page signed by power of attorney for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add four new classes of shares to the Fund – Class A, Class C, Class R2 and Class R3. This filing is not intended to affect the prospectus or SAI of any other class of the Fund or the other previously registered series (or class thereof) of the Registrant.

The following disclosure is substantially the same as disclosure contained in the currently effective registration statement for the Registrant previously reviewed by the Staff: (1) the form of the Class A & C Prospectus, (2) the form of the SAI, (3) the disclosure entitled “Your Investment” in the Class A & C Prospectus, (3) the disclosure in the sections entitled “Goal & Strategy” and “Main Risks” in the Prospectuses, and (4) the entire text of the SAI (except for the disclosure in the sections entitled “Investment Management and Administration Services” and “Distribution Arrangements” that relate to Class R2 and Class R3 shares, the disclosure in the section entitled “Investment Management and Administration Services – Management and Control of NB Management and Lehman Brothers Asset Management,” and the disclosure in the section entitled “Investment Information – Cash Management and Temporary Defensive Positions”). This disclosure was reviewed by the Staff in the following registration statements of the Registrant filed pursuant to Rule 485(a):

Post-Effective Amendment No. 69 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder with respect to disclosures for the Fund (Accession No. 0000898432-08-001339) (December 30, 2008).

Post-Effective Amendment No. 59 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder with respect to disclosures for Class A and Class C shares of other series of the Registrant (Accession No. 0000898432-07-000910) (October 18, 2007).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 71. Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 71 will become effective 60 days after the filing date on May 15, 2009. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by April 20, 2009. This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

     Please contact me at (202) 778-9473 or Lynn Schweinfurth at (202) 778-9876 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Franklin H. Na

Franklin H. Na